Risk management - Credit risk mitigation and credit quality - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size	€ (6,500)
Percentage of increase (decrease) in portfolio size	(0.69%)
Maximum exposure to credit risk	€ (931,552)	€ (938,061)
Industry composition percentage	38.80%	37.80%
Percentage of volume increase	(0.70%)
Percentage for no covers	95.00%
Percentage of residential mortgage oustandings	38.70%	37.70%
Netherlands
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size	€ (4,200)
Maximum exposure to credit risk	€ (213,486)	€ (218,548)
Industry composition percentage	55.00%
Percentage of volume increase	(2.30%)
Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (115,921)	(116,580)
Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (29,363)	(31,720)
Percentage of volume increase	(7.40%)
Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (415,914)	(428,616)
Foreign exchange rate changes, negative impact on portfolio growth percent	(3.80%)
Wholesale Banking | Australian Dollar
Disclosure of credit risk exposure [line items]
Appreciation (depreciation) in currency value	(3.40%)
Wholesale Banking | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (54,938)	(61,143)
Wholesale Banking | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(24,171)	(27,144)
Wholesale Banking | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(23,805)	(26,113)
Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(257,211)	(253,391)
Retail Challengers & Growth Markets | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(390)	(254)
Retail Challengers & Growth Markets | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,294)	(669)
Retail Challengers & Growth Markets | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(677)	(639)
Retail Benelux
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(253,241)	(250,056)
Retail Benelux | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(155,792)	(154,253)
Retail Benelux | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(90,450)	(88,767)
Retail Benelux | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(4,880)	(4,953)
Central Governments
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(52,621)	(49,356)
Central Governments | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,620)	(3,342)
Central Governments | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(9,046)	(7,716)
Central Governments | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(79)	(175)
Central Governments | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(45,316)	(41,622)
Central Governments | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(5,180)	(3,838)
Central Governments | Retail Benelux
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(2,124)	(2,880)
Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(57,889)	(56,594)
Non-Bank Financial Institutions | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(2,573)	(2,710)
Non-Bank Financial Institutions | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,457)	(1,041)
Non-Bank Financial Institutions | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(4,631)	(4,489)
Non-Bank Financial Institutions | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(55,313)	(54,274)
Non-Bank Financial Institutions | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(890)	(504)
Non-Bank Financial Institutions | Retail Benelux
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,400)	(1,379)
Commercial Banks
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(46,040)	(50,862)
Commercial Banks | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,217)	(1,358)
Commercial Banks | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(404)	(265)
Commercial Banks | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(5,070)	(4,480)
Commercial Banks | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(37,342)	(42,036)
Commercial Banks | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(6,006)	(5,721)
Commercial Banks | Retail Benelux
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(177)	(194)
Central Banks
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(94,147)	(105,043)
Central Banks | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(31,017)	(35,202)
Central Banks | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(9,756)	(14,338)
Central Banks | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(4,853)	(6,820)
Central Banks | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(70,139)	(80,006)
Central Banks | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(21,740)	(23,541)
Central Banks | Retail Benelux
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk
Natural Resources
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(42,394)	(46,549)
Natural Resources | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(2,623)	(3,084)
Natural Resources | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,346)	(1,356)
Natural Resources | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(2,511)	(2,764)
Natural Resources | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(40,511)	(44,695)
Natural Resources | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(624)	(694)
Natural Resources | Retail Benelux
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,259)	(1,160)
Utilities
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(25,509)	(24,698)
Utilities | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(2,419)	(1,551)
Utilities | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,634)	(1,630)
Utilities | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(480)	(572)
Utilities | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(23,324)	(22,683)
Utilities | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(160)	(150)
Utilities | Retail Benelux
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(2,024)	(1,865)
Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(51,515)	(52,513)
Real Estate | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(16,907)	(17,586)
Real Estate | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(10,986)	(10,112)
Real Estate | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(3,563)	(3,797)
Real Estate | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(24,904)	(26,426)
Real Estate | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(2,936)	(3,439)
Real Estate | Retail Benelux
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(23,675)	(22,648)
Investment grade
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (715,602)	€ (714,997)
Rating class concentration increase or (decrease) percentage	76.80%	76.20%
Percentage of total outstandings	99.00%
Investment grade | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (170,067)	€ (174,971)
Investment grade | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(71,730)	(76,244)
Investment grade | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (24,083)	€ (26,053)
Investment grade | Wholesale Banking
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	81.20%
Investment grade | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	78.90%	75.20%
Non-Investment grade
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (197,949)	€ (203,786)
Rating class concentration increase or (decrease) percentage	21.20%	21.70%
Non-Investment grade | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (40,399)	€ (40,325)
Non-Investment grade | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(40,236)	(36,036)
Non-Investment grade | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (5,013)	€ (5,442)
Non-Investment grade | Wholesale Banking
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	17.10%	16.80%
Non-Investment grade | Retail Benelux
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	30.30%	28.90%
Non-performing loans
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (11,673)	€ (11,708)
Rating class concentration increase or (decrease) percentage	1.30%	1.20%
Non-performing loans | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (1,587)	€ (1,743)
Percentage of total outstandings	0.70%	0.80%
Non-performing loans | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (3,156)	€ (3,316)
Percentage of total outstandings	2.70%	2.80%
Non-performing loans | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (162)	€ (145)
Non-performing loans | Wholesale Banking
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	1.00%
Non-performing loans | Retail Challengers & Growth Markets
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	1.20%	1.00%
Non-performing loans | Retail Benelux
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	1.80%	1.90%
Investment grade and non-investment grade | Netherlands
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	98.60%	98.50%
Investment grade and non-investment grade | Belgium
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	96.60%	96.30%
Netherlands | Investment grade
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustandings	34.80%
Germany | Investment grade
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustandings	28.00%
Belgium & Luxembourg | Investment grade
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustandings	13.30%
Australia | Investment grade
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustandings	10.90%